Contingencies - Additional Information (Detail) $ in Thousands, $ in Thousands						12 Months Ended
	Feb. 17, 2022 USD ($)	Oct. 18, 2019 USD ($)	Jan. 14, 2019 MXN ($)	Jan. 14, 2019 USD ($)	Apr. 04, 2011 USD ($)	Dec. 31, 2022 MXN ($) Exchange_Rate	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2022 USD ($) Exchange_Rate	Sep. 09, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 10,533,137						$ 11,114,006
Legal proceedings damage sought by plaintiffs					$ 193,713
Currency exchange rate | Exchange_Rate						19.4143				19.4143
Termination Resolution January 14 2019
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities				$ 51,454
Contingent Liability for Public Works Contract
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs		$ 137,300
Administrative Claim
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs									$ 2,009,598
Administrative Claim | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs	$ 240,488		$ 14,607	$ 113,582
Tax Contingent Liability | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities						$ 3,084,975					$ 5,852,222
Contingent liability for guarantees | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Provision of guarantees or collateral to entity, related party transactions								$ 150,000
Contingent liability for guarantees | Exploration | Deep water license modality trion field
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										$ 4,000,000
Contingent liability for guarantees | Exploration | Cinturon plegado perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										3,333,000
Contingent liability for guarantees | Exploration | Ek Balam fields
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										5,000,000
Contingent liability for guarantees | Exploration | Contractual area Satuario and El Golpe 3 field
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										$ 320,000
Provision of guarantees or collateral to entity, related party transactions						$ 786,337,393	$ 40,503,000
Currency exchange rate						19.4143				19.4143
Contingent liability for guarantees | Exploration | Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										$ 1,250,000
Contingent liability for guarantees | Exploration | Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees | Exploration | Assignment AE zero three nine eight Mission
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										255,000
Contingent liability for guarantees | Exploration | Ogarrio
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										250,000
Contingent liability for guarantees | Exploration | Cardenas and Mora fields
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										250,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area two perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										2,500,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area five perdido
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										5,000,000
Contingent liability for guarantees | Exploration | Deep water license modality, contractual area eighteen cordilleras
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										5,000,000
Contingent liability for guarantees | Exploration | Cuenca Salina
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,375,000
Contingent liability for guarantees | Exploration | Contractual sixteen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,000,000
Contingent liability for guarantees | Exploration | Contractual seventeen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,000,000
Contingent liability for guarantees | Exploration | Contractual Eighteen of Tampico Misantla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										2,000,000
Contingent liability for guarantees | Exploration | Contractual area twenty nine Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										2,500,000
Contingent liability for guarantees | Exploration | Contractual area thirty two Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees | Exploration | Contractual area thirty three Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees | Exploration | Contractual area thirty five Cuencas del Sureste
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										1,250,000
Contingent liability for guarantees | Exploration | Ébano
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										225,000
Contingent liability for guarantees | Exploration | Contractual area AE-0388-M-Miquetla
Disclosure of contingent liabilities [line items]
Exploration and evaluation costs										$ 245,000